Intangible Assets (Details) - Schedule of amortization expense of intangible assets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Schedule of amortization expense of intangible assets [Abstract]
2022	$ 22,219	$ 2,648
2023	22,087	2,221
2024	22,087	2,072
2025	22,087	2,061
2026	22,087	2,061
Thereafter	$ 105,226	12,580
Total		$ 23,643